Revenue - Summary of Revenue Recognised in Current Reporting Period Relates to Brought-Forward Contract Liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue recognised that was included in the contract liability balance at the beginning of the period	$ 310,102	$ 98,783	$ 580,845